Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	44,170	43,890
Total ending allowance balance	44,170	43,890	$ 44,762	$ 46,327
Loans [Abstract]
Individually evaluated for impairment	24,280	24,025
Collectively evaluated for impairment	3,612,127	3,406,561
Total ending loans balance	3,636,407	3,430,586
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	4,324	4,929
Total ending allowance balance	4,324	4,929	4,491	4,071
Loans [Abstract]
Individually evaluated for impairment	2,248	2,418
Collectively evaluated for impairment	183,959	188,776
Total ending loans balance	186,207	191,194
Real Estate Mortgage - 1 to 4 Family [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	39,077	38,231
Total ending allowance balance	39,077	38,231	39,753	42,088
Loans [Abstract]
Individually evaluated for impairment	22,032	21,607
Collectively evaluated for impairment	3,419,405	3,208,967
Total ending loans balance	3,441,437	3,230,574
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	769	730
Total ending allowance balance	769	730	$ 518	$ 168
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	8,763	8,818
Total ending loans balance	$ 8,763	$ 8,818